Inventories, Net (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Finished goods	$ 10,064,160	$ 10,627,535
Work in process	938,289	953,088
Raw materials	19,632,702	20,125,467
Inventories, gross	30,635,151	31,706,090
Less: inventory write-down	(30,436,305)	(31,266,026)
Inventories, net	$ 198,846	$ 440,064